Memorandum

Incapital Unit Trust, Series 105

File No. 333-207237

The Prospectus and the Indenture filed with Amendment No. 3 to the Registration Statement on Form S-6 have been revised to reflect information regarding the deposit of securities on December 15, 2015 and to set forth certain data based thereon. In addition, there are a number of other changes from the Prospectus as originally filed.

An effort has been made to set forth below certain of the changes and also to reflect all changes by marking the Prospectus submitted with the Amendment.

The Prospectus

Part A. The date of the Prospectus has been updated.

Part A. The “Essential Information” and “Fee Table” sections, including applicable footnotes, have been updated.

Part A. Disclosure has been added to reflect the concentration in the consumer products sector for Incapital Formula 10 Dow Portfolio, 4Q 2015 and the investment in U.S.-listed foreign securities, mid-cap securities and the concentration in the energy sector for Incapital Formula 30 S&P Portfolio, 4Q, 2015

Part A. The period over which the deferred sales charge will be collected has been updated.

Part A. The disclosure in “Example” section regarding fee based accounts has been revised.

Part A. The Trust Portfolio(s) and the related footnotes have been updated.

Part A. The Statement(s) of Financial Condition and the related footnotes have been updated.

Part A. The Report of Independent Registered Public Accounting Firm has been updated.

Part B. The date of the Prospectus has been updated.

Part B. The licensing fee has been added to the Prospectus.

Back Cover. The date of the Prospectus has been updated.

Chapman and Cutler LLP

Chicago, Illinois

December 15, 2015